Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Other Current Liabilities [Abstract]
Other Current Liabilities

Note 9 — Other Current Liabilities

Other current liabilities at December 31 included the following:

	2011	2010
Payroll and employee benefits	$134	$188
Pension and other postretirement benefits	83	96
Marketing and advertising	100	133
Declared dividends	323	285
Excise, franchise and property tax	158	160
Restructuring	5	36
Tobacco quota buyout	86	57
Individual Engle Progeny cases accrual	64	—
Other	179	192

	$1,132	$1,147